Events occurring after the balance sheet date (Details) € in Thousands	Apr. 10, 2025 EUR (€)	Apr. 01, 2025 EUR (€) tranche
Issuance of bonds | Debt issuance program
Events after balance sheet date
Notional amount		€ 10,000,000
Issuance of bonds | Bonds issued in April 2025
Events after balance sheet date
Number of tranches | tranche		2
Issuance of bonds		€ 1,100,000
Issuance of bonds | Bonds issued in April 2025, 600 million EUR
Events after balance sheet date
Issuance of bonds		€ 600,000
Interest rate (as a percent)		3.125%
Issuance of bonds | Bonds issued in April 2025, 500 million EUR
Events after balance sheet date
Issuance of bonds		€ 500,000
Interest rate (as a percent)		3.75%
Redemption of bonds
Events after balance sheet date
Redemption of bonds	€ 300,000
Redemption of bonds | Bonds due May 29, 2026
Events after balance sheet date
Interest rate (as a percent)	1.00%
Redemption of bonds | Bonds due November 30, 2026
Events after balance sheet date
Interest rate (as a percent)	0.625%